Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
ASU 2014-09 – In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-09, "Revenue from Contracts with Customers" ("ASU 2014-09"). ASU 2014-09 provides amendments to ASC No. 605, "Revenue Recognition" and creates ASC No. 606, "Revenue from Contracts with Customers," which changes the requirements for revenue recognition and amends the disclosure requirements. In August 2015, the FASB issued ASU No. 2015-14, "Deferral of the Effective Date," which provides amendments that defer the effective date of ASU 2014-09 by one year. In April 2016, the FASB issued ASU No. 2016-10, "Identifying Performance Obligations and Licensing," which provides clarification to identifying performance obligations and the licensing implementation guidance in ASU 2014-09. In May 2016, the FASB issued ASU No. 2016-12, "Narrow-Scope Improvements and Practical Expedients," which provides clarification on certain issues identified in the guidance on assessing collectability, presentation of sales taxes, noncash consideration, and completed contracts and contract modifications at transition in ASU 2014-09. The amendments in these updates are effective either retrospectively to each prior reporting period presented, or as a cumulative-effect adjustment as of the date of adoption, during interim and annual periods beginning after December 15, 2017, with early adoption permitted beginning after December 15, 2016.
The Company currently anticipates that it will adopt ASU 2014-09 on January 1, 2018 using the modified retrospective method of transition, which requires a cumulative-effect adjustment as of the date of adoption. Based on the Company's initial evaluation of ASU 2014-09, success related advisory fees, for which payment is generally dependent on the closing of a strategic transaction, a financing arrangement or some other defined outcome, will be considered variable consideration as defined by the standard. ASU 2014-09 requires that revenue be recognized when it is probable that variable consideration will not be reversed in a future period. Accordingly, revenue recognition for such fees could be accelerated under ASU 2014-09 in certain circumstances, which will require careful analysis and judgment. Under current U.S. GAAP, the Company recognizes such fees upon closing regardless of the probability of the outcome. The effect of accelerated revenue recognition could be material to any given reporting period. In addition, current U.S. GAAP allows expenses related to underwriting transactions to be reflected net in related revenues. The Company's initial evaluation of ASU 2014-09 is that those expenses would be presented gross in the results of operations.
Interpretive guidance on ASU 2014-09 continues to be issued and vetted, in particular by the AICPA industry task force on Broker-Dealers, the AICPA's Revenue Recognition Working Group and the AICPA's Financial Reporting Executive Committee (FinREC). The Company will continue to evaluate this guidance and assess the preliminary views against its initial evaluation.
ASU 2014-12 – In June 2014, the FASB issued ASU No. 2014-12, "Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period" ("ASU 2014-12"). ASU 2014-12 provides amendments to ASC No. 718, "Compensation - Stock Compensation," which clarify the guidance for whether to treat a performance target that could be achieved after the requisite service period as a performance condition that affects vesting or as a nonvesting condition that affects the grant-date fair value of an award. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments in this update are effective either prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter, during interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of ASU 2014-12 did not have a material impact on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2015-01 – In January 2015, the FASB issued ASU No. 2015-01, "Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items" ("ASU 2015-01"). ASU 2015-01 provides amendments to ASC No. 225-20, "Income Statement - Extraordinary and Unusual Items," which eliminate the concept of extraordinary items. The amendments in this update are effective either prospectively or retrospectively during interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of ASU 2015-01 did not have a material impact on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2015-02 - In February 2015, the FASB issued ASU No. 2015-02, "Amendments to the Consolidation Analysis" ("ASU 2015-02"). ASU 2015-02 provides amendments to ASC 810, which include the following:  1. Modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, 2. Eliminate the presumption that a general partner should consolidate a limited partnership, 3. Affect the consolidation analysis of reporting entities that are involved with VIEs, and 4. Provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The amendments in this update are effective during interim and annual periods beginning after December 15, 2015, with early adoption permitted, and may be applied retrospectively or using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. The adoption of ASU 2015-02 did not have a material impact on the Company's financial condition, results of operations and cash flows, or disclosures thereto. See Note 2 for further information.
ASU 2015-03 - In April 2015, the FASB issued ASU No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs" ("ASU 2015-03"). ASU 2015-03 provides amendments to Subtopic 835-30, "Interest - Imputation of Interest," which require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amendments in this update are effective retrospectively during interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of ASU 2015-03 did not have a material impact on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2015-05 - In April 2015, the FASB issued ASU No. 2015-05, "Customer's Accounting for Fees Paid in a Cloud Computing Arrangement" ("ASU 2015-05"). ASU 2015-05 provides amendments to ASC No. 350, "Intangibles - Goodwill and Other," Subtopic 350-40, "Internal-Use Software" which help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement and determine whether an arrangement includes the sale or license of software. The amendments in this update are effective either prospectively to all arrangements entered into or materially modified after the effective date or retrospectively during interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of ASU 2015-05 did not have a material impact on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2015-16 - In September 2015, the FASB issued ASU No. 2015-16, "Simplifying the Accounting for Measurement-Period Adjustments" ("ASU 2015-16"). ASU 2015-16 provides amendments to ASC No. 805, "Business Combinations," which simplify the accounting for adjustments made to provisional amounts recognized in a business combination by eliminating the requirement to retrospectively account for those adjustments and require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments also require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments in this update are effective prospectively during interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of ASU 2015-16 did not have a material impact on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2016-01 - In January 2016, the FASB issued ASU No. 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"). ASU 2016-01 provides amendments to ASC No. 825, "Financial Instruments," which change the requirements for certain aspects of recognition, measurement and presentation of financial assets and liabilities and amend the disclosure requirements. The amendments in this update should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values are effective prospectively during interim and annual periods beginning after December 15, 2017, with early adoption not permitted. The Company is currently assessing the impact of the adoption of this update on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2016-02 - In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 842)" ("ASU 2016-02"). ASU 2016-02 supersedes ASC No. 840, "Leases," and includes requirements for the recognition of a right-of-use asset and lease liability on the balance sheet by lessees for those leases classified as operating leases under previous guidance. The amendments in this update are effective using a modified retrospective approach at the beginning of the earliest period presented, during interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company currently anticipates adopting ASU 2016-02 on January 1, 2019 using the modified retrospective approach. The adoption will result in the present value of the Company's lease commitments which have a term in excess of one year being reflected on the Company's Statements of Financial Condition as a long-term fixed asset with a corresponding long-term liability. The Company's lease commitments, as discussed in Note 18, primarily relate to office space. The lease-related assets will be amortized to expense over the life of the leases and the liability, and related interest expense, will be reduced as lease payments are made over the life of the lease. The net impact on the Company's earnings is not expected to be materially different from the current expense related to leases as required under current U.S. GAAP, which is primarily reflected in Occupancy and Equipment Rental expense on the Consolidated Statements of Operations.
ASU 2016-07 - In March 2016, the FASB issued ASU No. 2016-07, "Simplifying the Transition to the Equity Method of Accounting" ("ASU 2016-07"). ASU 2016-07 provides amendments to ASC No. 323, "Investments - Equity Method and Joint Ventures," which simplify the accounting for equity method investments by eliminating the requirement to adjust the investment, results of operations and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments in this update are effective prospectively to increases in the level of ownership interest or degree of influence that results in the adoption of the equity method, during interim and annual periods beginning after December 15, 2016, with early adoption permitted. The adoption of ASU 2016-07 did not have a material impact on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2016-09 - In March 2016, the FASB issued ASU 2016-09. ASU 2016-09 provides amendments to ASC No. 718, "Compensation - Stock Compensation," which simplify the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments in this update are effective during interim and annual periods beginning after December 15, 2016, with early adoption permitted. The Company adopted ASU 2016-09 on January 1, 2017. The application of ASU 2016-09 resulted in excess tax benefits from the delivery of Class A Shares under share-based payment arrangements being recognized prospectively in the Company's Provision for Income Taxes, rather than in Additional Paid-In-Capital under prior U.S. GAAP. The Company used the retrospective transition method for the presentation of excess tax benefits on the Statements of Cash Flows; as such, the Company classified excess tax benefits as an operating activity within Taxes Payable on the Consolidated Statements of Cash Flows. The application of ASU 2016-09 will result in greater volatility in the effective tax rate and could be material to the results of operations and the classifications of cash flows in future periods depending upon the level of earnings and stock price of the Company, among other things.
ASU 2016-13 - In June 2016, the FASB issued ASU No. 2016-13, "Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"). ASU 2016-13 provides amendments to ASC No. 326, "Financial Instruments - Credit Losses," which amend the guidance on the impairment of financial instruments and adds an impairment model (the current expected credit loss (CECL) model) that is based on expected losses rather than incurred losses. Entities will recognize an allowance for its estimate of expected credit losses as of the end of each reporting period. The amendments in this update are effective during interim and annual periods beginning after December 15, 2019, with early adoption permitted after December 15, 2018. The Company currently uses the specific identification method for establishing credit provisions and write-offs of its trade accounts receivable. The Company currently anticipates adopting ASU 2016-13 on January 1, 2020 and does not anticipate a material difference between the current method and the CECL model.
ASU 2016-15 - In August 2016, the FASB issued ASU No. 2016-15, "Classification of Certain Cash Receipts and Cash Payments" ("ASU 2016-15"). ASU 2016-15 provides amendments to ASC No. 230, "Statement of Cash Flows," which provide guidance on the classification of certain cash receipts and payments in the statement of cash flows. The amendments in this update are effective retrospectively, or prospectively, if retrospective application is impracticable, during interim and annual periods beginning after December 15, 2017, with early adoption permitted. The Company is currently assessing the impact of this update on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2016-18 - In November 2016, the FASB issued ASU No. 2016-18, "Restricted Cash" ("ASU 2016-18"). ASU 2016-18 provides amendments to ASC No. 230, "Statement of Cash Flows," which require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash and restricted cash equivalents. The amendments in this update are effective retrospectively during interim and annual periods beginning after December 15, 2017, with early adoption permitted. The Company is currently assessing the impact of this update on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2017-01 - In January 2017, the FASB issued ASU No. 2017-01, "Clarifying the Definition of a Business" ("ASU 2017-01"). ASU 2017-01 provides amendments to ASC No. 805, "Business Combinations," which clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments in this update are effective prospectively during interim and annual periods beginning after December 15, 2017, with early adoption permitted. The Company is currently assessing the impact of this update on the Company's financial condition, results of operations and cash flows, or disclosures thereto.
ASU 2017-04 - In January 2017, the FASB issued ASU No. 2017-04, "Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 provides amendments to ASC No. 350, "Intangibles - Goodwill and Other" ("ASC 350"), which eliminate Step 2 from the goodwill impairment test. Entities should perform their goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. The amendments in this update are effective prospectively during interim and annual periods beginning after December 15, 2019, with early adoption permitted. The Company is currently assessing the impact of this update on the Company's financial condition, results of operations and cash flows, or disclosures thereto.